37. Financial instruments and risk management (Details 4) - Derivative Financial Instruments [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Currency	USD	USD
SWAP Type	LIBOR X DI	LIBOR X DI
COUNTERPARTY DEBT	KfW	BEI
SWAP	JP Morgan	BOFA
Total Debt	R$ 110,937	R$ 622,980
Total Swap (Asset Side)	R$ 110,937	R$ 622,980
% Coverage	100.00%	100.00%
Asset Side	LIBOR 6M + 1.35% p.a.	LIBOR 6M + 1.22% p.a.
Liability Side	102.50% of CDI	94.33% of CDI
Currency		USD
SWAP Type		LIBOR X DI
COUNTERPARTY DEBT		BNP
SWAP		CITI, JP Morgan
Total Debt	R$ 260,522	R$ 78,065
Total Swap (Asset Side)	R$ 260,522	R$ 78,065
% Coverage	100.00%	100.00%
Asset Side		LIBOR 6M + 2.53% p.a.
Liability Side		97.42% of CDI
Currency	USD	USD
SWAP Type	LIBOR X DI	LIBOR X DI
COUNTERPARTY DEBT	KFW/ Finnvera	KfW
SWAP	JP Morgan and BOFA	JP Morgan
Total Debt	R$ 198,990	R$ 182,046
Total Swap (Asset Side)	R$ 198,990	R$ 182,046
% Coverage	100.00%	100.00%
Asset Side	LIBOR 6M + 0.75% p.a.	LIBOR 6M + 1.35% p.a.
Liability Side	80.29% of CDI	102.50% of CDI
Currency	USD	USD
SWAP Type	PRE X DI	LIBOR X DI
COUNTERPARTY DEBT	CISCO	BOFA
SWAP	Santander and JP Morgan	BOFA
Total Debt	R$ 110,937	R$ 324,860
Total Swap (Asset Side)	R$ 110,937	R$ 324,860
% Coverage	100.00%	100.00%
Asset Side	2.13% p.a.	LIBOR 3M + 2.00% p.a.
Liability Side	87.54% of CDI	103.60% of CDI
Currency		USD
SWAP Type		PRE X DI
COUNTERPARTY DEBT		CISCO
SWAP		Santander and JP Morgan
Total Debt		R$ 294,138
Total Swap (Asset Side)		R$ 294,138
% Coverage		100.00%
Asset Side		2.18% p.a.
Liability Side		88.05% of CDI
Currency		USD
SWAP Type		LIBOR X DI
COUNTERPARTY DEBT		KFW/Finnvera
SWAP		JP Morgan
Total Debt		R$ 121,038
Total Swap (Asset Side)		R$ 121,038
% Coverage		100.00%
Asset Side		LIBOR 6M + 0.75% p.a.
Liability Side		79.00% of CDI